Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income (loss)	¥ 127,561	¥ 209,715	¥ (49,004)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	327,048	397,091	354,624
Amortization of film costs	297,505	299,587	272,941
Accrual for pension and severance costs, less payments	9,297	(6,383)	9,638
Other operating expense, net	149,001	47,171	181,658
(Gain) loss on sale or devaluation of securities investments, net	7,404	(48,857)	(7,916)
(Gain) loss on revaluation of marketable securities held in the financial services business for trading purposes, net	(55,789)	44,821	(100,729)
(Gain) loss on revaluation or impairment of securities investments held in the financial services business, net	47	2,653	(1,397)
Deferred income taxes	23,798	211	7,982
Equity in net loss of affiliated companies, net of dividends	4,409	5,045	2,269
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	(37,529)	(5,828)	33,843
(Increase) decrease in inventories	11,199	(57,804)	113,485
Increase in film costs	(331,179)	(318,391)	(252,403)
Decrease in notes and accounts payable, trade	(1,386)	(49,525)	(118,577)
Increase (decrease) in accrued income and other taxes	26,701	(23,607)	(11,033)
Increase in future insurance policy benefits and other	433,803	403,392	460,336
Increase in deferred insurance acquisition costs	(93,234)	(83,774)	(79,861)
Increase in marketable securities held in the financial services business for trading purposes	(81,456)	(107,433)	(51,565)
(Increase) decrease in other current assets	(21,402)	21,299	16,276
Increase (decrease) in other current liabilities	79,114	(25,751)	86,718
Other	(65,650)	45,457	(112,645)
Net cash provided by operating activities	809,262	749,089	754,640
Cash flows from investing activities:
Payments for purchases of fixed assets	(333,509)	(375,411)	(215,916)
Proceeds from sales of fixed assets	13,098	26,472	36,777
Proceeds from sales of businesses	3,262	17,790	93
Other	7,695	(72,938)	(12,532)
Net cash used in investing activities	(1,253,973)	(1,030,403)	(639,636)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	254,695	19,076	18,507
Payments of long-term debt	(261,299)	(270,669)	(258,102)
Increase (decrease) in short-term borrowings, net	317,827	92,153	(51,013)
Increase in deposits from customers in the financial services business, net	277,152	165,169	57,464
Proceeds from issuance of convertible bonds		120,000
Proceeds from issuance of new shares of common stock		301,708
Dividends paid	(25,301)	(12,751)	(13,160)
Payment for purchase of Sony/ATV shares from noncontrolling interests	(76,565)
Other	(34,207)	(34,564)	(16,891)
Net cash provided by (used in) financing activities	452,302	380,122	(263,195)
Effect of exchange rate changes on cash and cash equivalents	(31,061)	(64,609)	51,138
Net increase (decrease) in cash and cash equivalents	(23,470)	34,199	(97,053)
Cash and cash equivalents at beginning of the fiscal year	983,612	949,413	1,046,466
Cash and cash equivalents at end of the fiscal year	960,142	983,612	949,413
Cash paid during the fiscal year for -
Income taxes	106,054	138,770	97,775
Interest	13,877	26,166	21,982
Non-cash investing and financing activities -
Conversion of convertible bonds			118,780
Obtaining assets by entering into capital leases	8,457	14,759	10,714
Collections of deferred proceeds from sales of receivables -	1,202	2,298	22,512
Financial Services
Cash flows from investing activities:
Payments for investments and advances	(1,233,290)	(1,221,093)	(960,045)
Proceeds from sales or return of investments and collections of advances	289,901	534,072	482,537
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(17,208)	(20,830)	(20,029)
Proceeds from sales or return of investments and collections of advances	¥ 16,078	¥ 81,535	¥ 49,479